Commitments And Contingencies	9 Months Ended
Jan. 01, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies
5.	Commitments and Contingencies

Operating Lease Obligations

The Company has non-cancelable operating leases for its facilities through fiscal year 2015.

Future minimum lease payments under operating leases as of January 1, 2012 are as follows:

Fiscal Years Ending March or April	Amount
(in thousands)
2012 (remaining three months)	$328
2013	618
2014	240
2015	153

Total	$1,339

The Company's lease agreements provide for rental payments which have certain lease incentives and graduated rental payments. As a result, the rent expense is recognized on a straight-line basis over the term of the lease. The Company's rental expense under operating leases was approximately $0.4 million, $0.7 million and $0.9 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. The Company's rental expense under operating leases was approximately $0.4 million and $1.1 million for the three and nine months ended December 26, 2010, respectively. The Company's rental expense under operating leases was approximately $0.4 million and $1.2 million for the three and nine months ended January 1, 2012, respectively.

Purchase Commitment

The Company has non-cancelable purchase commitments with its foundry vendors through calendar 2012. Future minimum payments under the purchase commitments as of January 1, 2012 are as follows:

Fiscal Years Ending March or April	Amount
(in thousands)
2012	$7,741
Beyond 2012	2,601

Total	$10,342

401(k) Savings Plan

In November 2004, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. The Company contributions to the plan may be made at the discretion of the Board of Directors. To date, no contributions have been made to the plan by the Company.

Legal Proceedings

The Company is subject to various legal proceedings and claims arising in the ordinary course of business. Although occasional adverse decisions or settlements may occur, management believes that the final disposition of such matters will not have a material effect on the Company's business, financial position, results of operations or cash flows.

On July 20, 2010, plaintiff Wacoh Company filed a complaint in the District of Delaware against the Company and four other companies in the business of making gyroscopes for various applications, alleging infringement of U.S. Patent Nos. 6,282,956 and 6,865,943. The complaint sought unspecified monetary damages, costs, attorneys' fees and other appropriate relief. In January 2012, the Company prevailed on a motion to sever the case against it from the cases against other companies and to transfer the case to the Northern District of California. The Company intends to continue to contest the case vigorously. The Company's management believes that this lawsuit has no merit and believes that the overall outcome of this complaint will not have a material effect on the Company's business, financial position, results of operations, or cash flows.

The Company indemnifies certain customers, distributors, suppliers and subcontractors for attorney fees and damages and costs awarded against such parties in certain circumstances in which the Company's products are alleged to infringe third-party intellectual property rights, including patents, registered trademarks or copyrights. There were no indemnification costs in Fiscal 2009, Fiscal 2010, Fiscal 2011, the three and nine months ended December 26, 2010 or the three and nine months ended January 1, 2012. Indemnification costs are charged to operations as incurred.

The Company's Third Amended and Restated Bylaws require the Company to indemnify its directors and officers and employees to the fullest extent permitted by the Delaware General Corporation Law (DGCL). In addition, certain of the Company's current directors, including the Company's chief executive officer have entered into separate indemnification agreements with the Company. The Company's Second Amended and Restated Certificate of Incorporation, as amended, limits the liability of directors to the Company or its stockholders to the fullest extent permitted by the DGCL. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals' reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.